34) Insurance technical provisions and pension plans (Details 7) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in reinsurance assets [abstract]
At the beginning of the year	R$ 168,225	R$ 176,324
Additions	7,795	124,337
Amortization and Reversals		(85,777)
Recovered insurance losses	(55,953)	(24,969)
Reversal/Monetary update	(37,980)	3,658
Other	4,949	(25,348)
At the end of the year	R$ 87,036	R$ 168,225